CAPITAL STRUCTURE AND FINANCIAL ITEMS - SHARE CAPITAL, DISTRIBUTION TO SHAREHOLDERS AND EARNINGS PER SHARE - Share Capital (Details) - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of classes of share capital [line items]
Beginning of the year	DKK 45,269	DKK 46,969	DKK 40,294
Reduction of the B share capital (note 4.1)	0	0	0
Balance at the end of the year	49,815	45,269	46,969	DKK 40,294
Share capital
Disclosure of classes of share capital [line items]
Beginning of the year	510	520	530	550
Reduction of the B share capital (note 4.1)	(10)	(10)	(10)	(20)
Balance at the end of the year	500	510	520	530
Share capital | A share capital
Disclosure of classes of share capital [line items]
Beginning of the year	107			107
Reduction of the B share capital (note 4.1)		0	0	0
Balance at the end of the year	107	107
Share capital | B share capital
Disclosure of classes of share capital [line items]
Beginning of the year	403			443
Reduction of the B share capital (note 4.1)		(10)	DKK (10)	DKK (20)
Balance at the end of the year	DKK 393	DKK 403